Share Capital (Details Narrative)	1 Months Ended	4 Months Ended			7 Months Ended			8 Months Ended		9 Months Ended	10 Months Ended		12 Months Ended
	Feb. 12, 2025 USD ($) $ / shares	May 12, 2025 USD ($) $ / shares	May 10, 2024 USD ($) $ / shares	Apr. 30, 2020 shares	Aug. 05, 2025 USD ($) $ / shares	Aug. 05, 2024 USD ($) $ / shares	Jul. 31, 2023 USD ($)	Aug. 16, 2024 USD ($) $ / shares shares	Aug. 20, 2014 USD ($)	Sep. 23, 2025 USD ($) $ / shares	Nov. 10, 2025 USD ($) $ / shares	Nov. 11, 2024 USD ($) $ / shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Sep. 16, 2025 shares
Classes of common shares													1
Stock Repurchased and Retired During Period, Value														$ 4,994,000	$ 21,969,000
Stock Issued During Period, Value, New Issues													$ (133,000)	$ 445,000
Issuance of Series B Preferred shares, net of offering costs (Note 17)													$ (239,000)		102,000
Common Stock [Member]
Stock Issued During Period, Shares, New Issues | shares														27,106
Stock Repurchased and Retired During Period, Value														$ 2,000	$ 13,000
Stock Repurchased and Retired During Period, Shares | shares														251,772	1,242,663
Shares, Outstanding | shares													35,913,628	35,447,370	35,188,323	35,990,288
Stock Issued During Period, Value, New Issues													$ 0	$ 0
Common Stock, Par or Stated Value Per Share | $ / shares										$ 0.01			$ 0.01	$ 0.01	$ 0.01
Issuance of Series B Preferred shares, net of offering costs (Note 17)													$ 0		$ 0
Maximum [Member] | Common Class A [Member]
Stock Issued During Period, Value, New Issues								$ 100,000
Common Stock, Shares, Outstanding | shares																		99,277
Maximum [Member] | A T M Agreement 2025 [Member]
Stock Issued During Period, Value, New Issues										$ 100,000
Common Class A | 2019 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period | shares				184,270
Stock Issued During Period, Shares, New Issues | shares													466,258	483,713	440,698	586,819	747,604
Common Class A [Member]
Stock Repurchased and Retired During Period, Shares | shares														251,772	1,242,663
Shares, Outstanding | shares													35,913,628
Common Stock, Shares Authorized | shares								27,106					214,000,000	214,000,000
Common Stock, Par or Stated Value Per Share | $ / shares								$ 27.02					$ 0.01	$ 0.01
Common Class A [Member] | O 2024 Q 1 Dividends [Member]
Dividends Payable, Amount Per Share | $ / shares			$ 0.375
Dividends payable date			June 3, 2024
Dividends Payable, Date of Record			May 24, 2024
Dividend Paid			$ 13,255
Common Class A [Member] | O 2024 Q 2 Dividends [Member]
Dividends Payable, Amount Per Share | $ / shares						$ 0.45
Dividends payable date						September 4, 2024
Dividends Payable, Date of Record						Aug. 23, 2024
Dividend Paid						$ 15,965
Common Class A [Member] | O 2024 Q 3 Dividends [Member]
Dividends Payable, Amount Per Share | $ / shares												$ 0.45
Dividends payable date												December 4, 2024
Dividends Payable, Date of Record												Nov. 22, 2024
Dividend Paid												$ 16,004
Common Class A [Member] | O 2025 Q 1 Dividends [Member]
Dividends Payable, Amount Per Share | $ / shares	$ 0.45
Dividends Payable, Date of Record	Feb. 24, 2025
Dividends Payable, Date to be Paid	Mar. 06, 2025
Dividends	$ 16,043
Common Class A [Member] | O 2025 Q 2 Dividends [Member]
Dividends Payable, Amount Per Share | $ / shares		$ 0.525
Dividends Payable, Date of Record		May 23, 2025
Dividends Payable, Date to be Paid		Jun. 03, 2025
Dividends		$ 18,763
Common Class A [Member] | O 2025 Q 3 Dividends [Member]
Dividends Payable, Amount Per Share | $ / shares					$ 0.525
Dividends Payable, Date of Record					Aug. 22, 2025
Dividends Payable, Date to be Paid					Sep. 04, 2025
Dividends					$ 18,809
Common Class A [Member] | O 2025 Q 4 Dividends [Member]
Dividends Payable, Amount Per Share | $ / shares											$ 0.625
Dividends Payable, Date of Record											Nov. 21, 2025
Dividends Payable, Date to be Paid											Dec. 04, 2025
Dividends											$ 22,446
Dividend increase | $ / shares											$ 0.10
Common Class A [Member] | Maximum [Member]
Stock Repurchased and Retired During Period, Value							$ 40,000
Series B Preferred Stock [Member]
Preferred shares issuance term description													On August 20, 2014, the Company issued 1,400,000 Depositary Shares (the "Depositary Shares"), each of which represents 1/100th of one share of the Company's 8.75% Series B Cumulative Perpetual Preferred Shares ("Series B Preferred Shares") representing an interest in 14,000 Series B Preferred Shares, par value $0.01 per share, with a liquidation preference of $2,500.00 per share (equivalent to $25.00 per Depositary Share) (NYSE:GSL-B), priced at $25.00 per Depositary Share
Redemption price per depositary share | $ / shares													$ 25.00
Proceeds from Issuance of Redeemable Preferred Stock									$ 33,497
Preferred Stock, Dividend Rate, Percentage													8.75%
Preferred Stock, Redemption Terms													At any time after August 20, 2019 (or within 180 days after the occurrence of a fundamental change), the Series B Preferred Shares may be redeemed, at the discretion of the Company, in whole or in part, at a redemption price of $2,500.00 per share (equivalent to $25.00 per depositary share)
Preferred Stock, Redemption Price Per Share | $ / shares													$ 2,500,000.00
Desositary shares outstanding | shares													4,359,190
Preferred Stock, Shares Outstanding | shares													43,592
Series B Preferred Stock [Member] | Maximum [Member] | A T M Preferred Shares Agreement 2025 [Member]
Issuance of Series B Preferred shares, net of offering costs (Note 17)										$ 150,000